Summary of Significant Accounting Policies - Restructuring Costs (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Costs [Abstract]
Restructuring costs	$ 16,400,000	$ 16,400,000		$ 89,400,000
Restructuring reserve [Roll Forward]
Balance at beginning of period		12,900,000	$ 48,400,000
Costs paid or utilized		(12,900,000)	(35,500,000)
Severance costs		13,100,000
Office closure costs		3,300,000
Balance at end of year	16,400,000	16,400,000	12,900,000	48,400,000
Reportable segments | Americas
Restructuring reserve [Roll Forward]
Balance at beginning of period		1,100,000	6,800,000
Costs paid or utilized		(800,000)	(5,700,000)
Severance costs		2,500,000
Office closure costs		700,000
Balance at end of year	3,500,000	3,500,000	1,100,000	6,800,000
Reportable segments | Americas | United States | Reportable subsegments
Restructuring reserve [Roll Forward]
Balance at beginning of period		1,000,000	5,100,000
Costs paid or utilized		(1,100,000)	(4,100,000)
Severance costs		2,300,000
Office closure costs		700,000
Balance at end of year	2,900,000	2,900,000	1,000,000	5,100,000
Reportable segments | Southern Europe
Restructuring reserve [Roll Forward]
Balance at beginning of period		2,300,000	4,500,000
Costs paid or utilized		(600,000)	(2,200,000)
Severance costs		0
Office closure costs		0
Balance at end of year	1,700,000	1,700,000	2,300,000	4,500,000
Reportable segments | Southern Europe | France | Reportable subsegments
Restructuring reserve [Roll Forward]
Balance at beginning of period		2,100,000	3,500,000
Costs paid or utilized		(600,000)	(1,400,000)
Balance at end of year	1,500,000	1,500,000	2,100,000	3,500,000
Reportable segments | Southern Europe | Italy | Reportable subsegments
Restructuring reserve [Roll Forward]
Balance at beginning of period		0	900,000
Costs paid or utilized			(900,000)
Balance at end of year	0	0	0	900,000
Reportable segments | Northern Europe
Restructuring reserve [Roll Forward]
Balance at beginning of period		5,800,000	22,200,000
Costs paid or utilized		(6,300,000)	(16,400,000)
Severance costs		8,600,000
Office closure costs		400,000
Balance at end of year	8,500,000	8,500,000	5,800,000	22,200,000
Reportable segments | APME
Restructuring reserve [Roll Forward]
Balance at beginning of period		500,000	1,800,000
Costs paid or utilized		(1,700,000)	(1,300,000)
Severance costs		900,000
Office closure costs		2,000,000
Balance at end of year	1,700,000	1,700,000	500,000	1,800,000
Reportable segments | Right Management
Restructuring reserve [Roll Forward]
Balance at beginning of period		2,300,000	12,300,000
Costs paid or utilized		(2,800,000)	(10,000,000)
Severance costs		1,100,000
Office closure costs		200,000
Balance at end of year	800,000	800,000	2,300,000	12,300,000
Corporate
Restructuring reserve [Roll Forward]
Balance at beginning of period		900,000	800,000
Costs paid or utilized		(700,000)	100,000
Severance costs		0
Office closure costs		0
Balance at end of year	$ 200,000	$ 200,000	$ 900,000	$ 800,000